Consolidated shareholders’ equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,251.4	1,251.7	[1]	1,251.9	[1]
Adjustment for stock options with dilutive effect (in shares)	0.1	0.2		0.3
Adjustment for restricted shares (in shares)	4.6	4.5		4.7
Average number of shares used to compute diluted earnings per share (in shares)	1,256.1	1,256.4	[1]	1,256.9		1,256.9

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation